Notes and Loan Payable (Schedule of Notes and Loan Payable) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2017
Debt Instrument [Line Items]
Notes and loans payable	$ 792,073	$ 496,250
June 2027 Notes
Debt Instrument [Line Items]
Debt instrument, face amount	500,000	500,000	$ 500,000
Unamortized debt issue costs	(2,960)	(3,537)
Unamortized discount	(178)	(213)	$ (300)
Term Loan Due 2027
Debt Instrument [Line Items]
Debt instrument, face amount	300,000	0
Principal paydown	(3,750)	0
Unamortized debt issue costs	$ (1,039)	$ 0